Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,797	$ 2,795
Provision for credit losses
Model changes	(17)	25
Originations	641	601
Maturities	(784)	(988)
Changes in risk, parameters and exposures	70	(198)
Write-offs	(202)	(253)
Recoveries	66	53
Exchange rate and other	3	(238)
Balance at end of period	1,574	1,797
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	566	995
Provision for credit losses
Model changes	(14)	1
Transfers to Stage 1	415	581
Transfers to Stage 2	(78)	(132)
Transfers to Stage 3	(3)	(4)
Originations	641	601
Maturities	(439)	(488)
Changes in risk, parameters and exposures	(504)	(931)
Exchange rate and other	13	(57)
Balance at end of period	597	566
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	794	1,132
Provision for credit losses
Model changes	(3)	24
Transfers to Stage 1	(411)	(576)
Transfers to Stage 2	80	161
Transfers to Stage 3	(62)	(60)
Maturities	(345)	(500)
Changes in risk, parameters and exposures	503	689
Exchange rate and other	29	(76)
Balance at end of period	585	794
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	437	668
Provision for credit losses
Transfers to Stage 1	(4)	(5)
Transfers to Stage 2	(2)	(29)
Transfers to Stage 3	65	64
Changes in risk, parameters and exposures	71	44
Write-offs	(202)	(253)
Recoveries	66	53
Exchange rate and other	(39)	(105)
Balance at end of period	$ 392	$ 437